Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common stock Class A Common Stock	Common stock Class B Common Stock	Common stock Class C Common Stock	Additional paid-in capital	Accumulated other comprehensive income (loss), net	Retained earnings	Class A Common Stock	Class B Common Stock	Class C Common Stock	Total
Balance at Dec. 26, 2013	$ 77		$ 6	$ 258,017	$ (157)	$ 6,189				$ 264,132
Balance (in shares) at Dec. 26, 2013	76,847,116	9,976	6,275,489
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				2,323						2,323
Exercise of stock options				658						$ 658
Exercise of stock options (in shares)		201,137								201,137
Tax benefit/deficiency from employee stock options				11						$ 11
Other comprehensive gain, net of tax					14					14
Net income						15,098				15,098
Balance at Dec. 25, 2014	$ 77		$ 6	261,009	(143)	21,287				282,236
Balance (in shares) at Dec. 25, 2014	76,847,116	211,113	6,275,489
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				3,258						3,258
Stock-based compensation expense (in shares)		34,340
Exercise of stock options				40						$ 40
Exercise of stock options (in shares)		5,149								5,149
Tax benefit/deficiency from employee stock options				(19)						$ (19)
Other comprehensive gain, net of tax					43					43
Net income						26,807				26,807
Balance at Dec. 31, 2015	$ 77		$ 6	264,288	(100)	48,094				312,365
Balance (in shares) at Dec. 31, 2015	76,847,116	250,602	6,275,489				76,847,116	250,602	6,275,489
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				3,182		47				3,229
Exercise of stock options				284						$ 284
Exercise of stock options (in shares)		145,140								145,140
Other comprehensive gain, net of tax					276					$ 276
Dividend declared				(150,722)		(74,278)				(225,000)
Cumulative effect from adoption of ASU No. 2016-09 | Accounting Standards Update 2016-09 [Member]				238		(148)				90
Net income						43,039				43,039
Balance at Dec. 29, 2016	$ 77		$ 6	$ 117,270	$ 176	$ 16,754				$ 134,283
Balance (in shares) at Dec. 29, 2016	76,847,116	395,742	6,275,489				76,847,116	395,742	6,275,489
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)										16,728
Other comprehensive gain, net of tax										$ (282)
Net income										11,128
Balance at Mar. 30, 2017										$ 146,109
Balance (in shares) at Mar. 30, 2017							76,847,116	412,470	6,275,489